THE ALGER FUNDS

Incorporated herein by reference are the definitive versions of the Fund’s prospectus and a supplement to its statement of additional information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on March 6, 2017 (SEC Accession No. 0001104659-17-014321).